Note 21 - Financial Information of Colony Bankcorp, Inc. (Parent Only) (Details) - Consolidated Statements of Comprehensive Income (Loss), Parent Company - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Statement of Income Captions [Line Items]
Net Income	$ 8,372,697	$ 7,531,625	$ 4,629,045
Other Comprehensive Income (Loss)
Gains (Losses) on Securities Arising During the Year	610,689	6,432,906	(13,886,854)
Tax Effect	(207,634)	(2,187,189)	4,721,531
Realized Gains (Losses) on Sale of AFS Securities	11,466	(23,735)	(2,819)
Tax Effect	(3,898)	8,070	959
Impairment Loss on Securities			366,623
Tax Effect			124,652
Change in Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects	410,623	4,230,052	(8,925,212)
Comprehensive Income (Loss)	8,783,320	11,761,677	(4,296,167)
Parent Company [Member]
Condensed Statement of Income Captions [Line Items]
Net Income	8,372,697	7,531,625	4,629,045
Other Comprehensive Income (Loss)
Gains (Losses) on Securities Arising During the Year	610,689	6,432,906	(13,886,854)
Tax Effect	(207,634)	(2,187,189)	4,721,531
Realized Gains (Losses) on Sale of AFS Securities	11,466	(23,735)	(2,819)
Tax Effect	(3,898)	8,070	959
Impairment Loss on Securities			366,623
Tax Effect			(124,652)
Change in Unrealized Gains (Losses) on Securities Available for Sale, Net of Reclassification Adjustment and Tax Effects	410,623	4,230,052	(8,925,212)
Comprehensive Income (Loss)	$ 8,783,320	$ 11,761,677	$ (4,296,167)